Condensed Interim Consolidated Statements of Operations (Parentheticals) - € / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Diluted Net Income Per Share (in Dollars per share)	€ (0.01)	€ 0.01
Weighted Average Number of Common Shares Outstanding - Diluted (in Shares)	50,085,700	50,085,700